Concentration, Risk and Uncertainties	12 Months Ended
Jun. 30, 2025
Concentration, Risk and Uncertainties [Abstract]
CONCENTRATION, RISK AND UNCERTAINTIES

19. CONCENTRATION, RISK AND UNCERTAINTIES

Concentration of credit risk

Financial instruments that potentially expose the Company to concentrations of credit risk consist primarily of cash in bank and accounts receivable. The Company places its cash with financial institutions with high credit ratings and quality.

The Company conducts credit evaluations of customers. The Company generally does not require collateral or other security from its customers. The Company establishes an allowance for expected credit losses primarily based upon the factors surrounding the credit risk of specific customers.

Concentration of customers and suppliers

The following table sets forth a summary of single customer who represent 10% or more of the Company’s total accounts receivable as of June 30, 2025 and 2024:

	As of June 30,
	2025	2024
Percentage of the Company’s accounts receivable
Customer A	-	86%
Customer B	50%	*
Customer F	20%	*
Customer G	18%	*

*       Less than 10% of total balance of accounts receivable

The following table sets forth a summary of single customer who represent 10% or more of the Company’s total sales:

	For the years ended June 30,
	2025	2024	2023
Percentage of the Company’s sales
Customer A	*	12%	*
Customer C	*	*	16%
Customer D	12%	*	*
Customer E	10%	*	*

 *       Less than 10% of total revenue

The following table sets forth a summary of single Supplier who represent 10% or more of the Company’s accounts payable as of June 30, 2025 and 2024.

	As of June 30,
	2025	2024
Percentage of the Company’s accounts payable
Supplier A	86%	54%
Supplier B	12%	*
Supplier C	*	22%
Supplier D	*	17%

*       Less than 10% of total balance of accounts payable

The following table sets forth a summary of single suppliers who represent 10% or more of the Company’s total purchases:

	For the years ended June 30,
	2025	2024	2023
Percentage of the Company’s purchase
Supplier C	*	15%	*
Supplier E	*	10%	*
Supplier F	25%	*	*
Supplier G	10%	*	*

*       Less than 10% of total purchase

Supplier C represents 22% of the Company’s accounts payable as of June 30, 2024 and 15% of the Company’s purchase during the year ended June 30, 2024 is the same supplier.

The following table sets forth a summary of single suppliers who represent 10% or more of the Company’s advance to suppliers:

	As of June 30,
	2025	2024
Percentage of the Company’s Advanced to Supplier
Supplier H	96%	*
Supplier I	*	43%
Supplier J	*	21%
Supplier K	*	13%
Supplier L	*	12%

*	Less than 10% of total balance of advanced to supplier